Restricted Net Assets	6 Months Ended
Dec. 31, 2024
Restricted Net Assets [Abstract]
Restricted Net Assets

9. Restricted Net Assets

The Group’s operations are conducted through its PRC subsidiaries. The Group’s ability to pay dividends is primarily dependent on receiving distributions of funds from its PRC subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by its PRC subsidiaries only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations, and after it has met the PRC requirements for appropriation to statutory reserves. Paid in capital of the PRC subsidiaries included in the Group’s consolidated net assets are also non-distributable for dividend purposes.

In accordance with the PRC regulations on Enterprises with Foreign Investment, a WFOE established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A WFOE is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. The Group’s WFOE is subject to the above mandated restrictions on distributable profits.

As a result of these PRC laws and regulations, the Group’s PRC subsidiary is restricted in its ability to transfer a portion of its net assets to the Company. As of December 31, 2024 and June 30, 2024, net assets restricted in the aggregate, which include paid-in capital and statutory reserve of the Group’s PRC subsidiaries, that is included in the Group’s consolidated net assets were approximately $840,385 and $810,484, respectively.